Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Schedule of Trade and Other Payables [Abstract]
Trade payables (content and service providers)	$ 11,617,074	$ 12,311,919
Accrued content acquisition and royalty costs	12,443,447	10,388,153
Social security and taxes payable	730,508	259,345
Withholding taxes payable	395,568	437,300
Other accrued expenses	1,494,872	1,767,875
Deferred purchase price (note 14)	250,000	250,000
Other payables	1,589,785	1,107,647
Total	28,521,254	26,522,239
Current	28,121,254	26,522,239
Non-current	400,000
Trade and Other Payables	$ 28,521,254	$ 26,522,239